Other Income (Loss) (Details) - CAD ($) $ in Millions		12 Months Ended
	Dec. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gain (loss) on foreign currency		$ 7	$ (7)	$ 2
Gain (loss) on equity investment with readily determinable fair values		0	(29)	20
Other		(9)	(6)	(2)
Total other income (loss)		134	(27)	43
Proceeds from disposal of property		129	0	0
Property [Member]
Property, Plant and Equipment [Line Items]
Gain on disposal of property and land	$ 129	129	0	0
Proceeds from disposal of property	129
Nonoperating gain, after expense and tax	$ 112
Land [Member]
Property, Plant and Equipment [Line Items]
Gain on disposal of property and land		$ 7	$ 15	$ 23